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                                                               ALLISON MACINNIS
                                                               LEGAL SPECIALIST


September 1, 2000


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:      Hartford Life Insurance Company
         Separate Account Seven - Hartford Leaders variable annuity File No. 333-69475

         Hartford Life Insurance Company
         Separate Account Seven - Hartford Leaders Solution variable annuity File No. 333-69475

         Hartford Life Insurance Company
         Separate Account Seven - Hartford Leaders Elite variable annuity File No. 333-69475

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

         1. The form of Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

         2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on August 25, 2000.

If you have any additional questions, please feel free to contact me at (860) 843-8697.

Sincerely yours,

/s/ Allison MacInnis

Allison MacInnis